Notes to the Profit or Loss Statement - Summary Of Average Number Of Employees (Detail) - Employees	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number Of Employees [Line Items]
Number of employees	647	678	564
Average number of employees	629	732	615
Production
Number Of Employees [Line Items]
Number of employees	7	7	0
Research and development [member]
Number Of Employees [Line Items]
Number of employees	438	440	329
Selling [Member]
Number Of Employees [Line Items]
Number of employees	72	108	124
General and administrative [member]
Number Of Employees [Line Items]
Number of employees	130	123	111